Equity	6 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY

12. EQUITY

Ordinary Shares

On February 16, 2022, the Company’s shareholders adopted its Memorandum and Articles of Association by a special resolution, pursuant to which the Company’s authorized share capital was divided into Class A ordinary shares and Class B ordinary shares effective immediately on February 16, 2022 (“Redesignation”). Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 20 votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

-	Class A ordinary shares

On July 16, 2021, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investors pursuant to which the Company sold 15,000,000 of its ordinary shares and warrants to purchase 15,000,000 Ordinary Shares in a registered direct offering (“July Registered Direct Offering”), for gross proceeds of approximately $22.5 million and net proceeds of approximately $20.8 million. The warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.50.

On September 16, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 14,152,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.8875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $10.05 million (“September Private Placement”). The transaction was closed on October 7, 2021.

On October 14, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 15,814,652 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $11.07 million (“October Private Placement”). The transaction was closed on November 5, 2021.

On October 14, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 4,000,000 ordinary shares of the Company, no par value, at a price of $0.57 per share, for an aggregate purchase price of approximately $2.28 million. The transaction was closed on November 5, 2021.

On November 5, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 27,740,512 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $1.05 per Share, at a price of $0.875 per Unit, for an aggregate purchase price of approximately $24.27 million (“November Private Placement”). The transaction was closed on November 10, 2021.

In November 2021, certain institutional investors of July Registered Direct Offering exercised warrants to purchase 4,450,000 ordinary shares of the Company, no par value, for an aggregate purchase price of approximately $6.68 million.

For the year ended June 30, 2022, the Company issued 15,232,000 ordinary shares to five employees and three non-employees for their services provided during the year. The fair value of the ordinary shares were referred to market price on issuance date, ranging between $0.33 and $0.34, and the Company recorded expenses of approximately $5.62 million.

On August 22, 2022, the Company issued 15,084,138 ordinary shares to ten employees. The fair value of the ordinary shares were referred to market price on issuance date, at a price of $0.29 per Share, and the Company recorded expenses of approximately $4.37 million.

-	Class B ordinary shares

On December 9, 2021, the Company granted 1,300,000 Class B ordinary shares to the Company’s chief executive officer as a part of the compensation expenses for the period of October 1, 2021 through September 30, 2022. The grant-date share price was $0.67 per share. For the year ended June 30, 2022, the Company issued 975,000 Class B ordinary shares and recorded share-based compensation expenses of $653,252.

As of December 31, 2022 and June 30, 2022, the Company had 131,857,932 and 116,773,794 shares of Class A ordinary shares issued and outstanding, respectively. As of December 31, 2022 and June 30, 2022, the Company both had 975,000 of Class B ordinary shares issued and outstanding.

Warrants

	Number of shares	Weighted average life

Balance of warrants outstanding as of December 31, 2022	32,089,918	5 years